Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Other assets-Other / Other liabilities [Abstract]
2024	¥ 302
2025	215
2026	126
2027	80
2028	¥ 80